RESTATEMENT AND RECLASSIFICATIONS - Effects of Reclassification and Restatement for Errors on Consolidated Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash	¥ 656,179	$ 102,969	¥ 299,109	¥ 165,508
Restricted cash	698	110	1,893	893
Term deposits	1,609,864	252,623	160,349	69,762
Short-term investments	127,514	20,010		2,501
Accounts receivable - third parties, net	158,725	24,907	202,172	177,232
Accounts receivable - related parties, net	304	48	12,442	10,208
Contract assets	21,118	3,314	18,342	15,582
Amounts due from related parties			6,242	6,452
Prepayments and other current assets	136,665	21,444	96,452	67,761
Total current assets	2,711,067	425,425	797,001	515,899
Non-current assets:
Long-Term Investments	127,748	20,046	47,300	35,228
Property and equipment, net	14,094	2,212	7,720	9,092
Intangible assets, net	48,397	7,595	10,006	11,515
Other non current assets	3,128	491	4,795	3,706
Total non-current assets	315,172	49,458	69,821	59,541
Total assets	3,026,239	474,883	866,822	575,440
Current liabilities:
Short term borrowings	5,500	863	20,000	26,838
Accounts payable	148,019	23,227	115,549	120,297
Contract liabilities	285,936	44,870	177,376	121,748	¥ 83,443
Amounts due to related parties	794	125	4,266	3,744
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder			230,087
Accrued expenses and other current liabilities	166,987	26,204	85,729	64,608
Warrant liabilities			37,903
Total current liabilities	700,747	109,963	670,910	337,235
Non-current liabilities:
Non-current warrant liabilities			9,650	4,709
Long-term borrowings	8,004	1,256		104,198
Deferred income tax liabilities	8,883	1,394	185	259
Total non-current liabilities	20,221	3,173	9,835	109,166
Total liabilities	720,968	113,136	680,745	446,401
Mezzanine equity:
Mezzanine equity			2,789,401	1,424,129	1,174,907
Shareholders' deficit:
Subscription receivables				(23,220)
Accumulated other comprehensive income (loss)	(232,268)	(36,448)	75,733	(77,494)
Accumulated deficit	(8,446,942)	(1,325,510)	(2,681,632)	(1,168,156)
Total shareholders' (Deficit attributable to Cloopen Group Holding Limited"	2,306,336	361,914	(2,605,837)	(1,268,813)
Non-controlling interests	(1,065)	(167)	2,513	(26,277)
Total shareholders' equity (deficit)	2,305,271	361,747	(2,603,324)	(1,295,090)	¥ (1,052,314)
Total liabilities, mezzanine equity and shareholders'Deficit	3,026,239	474,883	866,822	575,440
Series A Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			380,664	174,528
Series B Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			404,394	202,954
Series C Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			943,228	607,847
Series D Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			268,573	208,826
Series E Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			437,249	229,974
Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Mezzanine equity			691,472
Series C and Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Subscription receivables			(336,179)
Class A Ordinary Shares
Shareholders' deficit:
Ordinary Shares	192	30	29	24
Class B Ordinary Shares
Shareholders' deficit:
Ordinary Shares	¥ 17	$ 3	33	33
As Previously Reported
Current assets:
Cash			296,565	164,118
Restricted cash			1,893	195
Term deposits			160,349	69,762
Short-term investments				2,501
Accounts receivable - third parties, net			228,893	206,629
Accounts receivable - related parties, net			9,447	12,502
Contract assets			36,307	25,250
Amounts due from related parties			6,275	6,446
Prepayments and other current assets			139,257	113,775
Total current assets			878,986	601,178
Non-current assets:
Long-Term Investments			66,162	40,077
Property and equipment, net			16,416	17,904
Intangible assets, net			2,023	3,443
Deferred income tax assets			1,049	180
Other non current assets			3,825	4,648
Total non-current assets			89,475	66,252
Total assets			968,461	667,430
Current liabilities:
Short term borrowings			20,000	26,838
Accounts payable			131,599	148,828
Contract liabilities			95,993	111,953
Amounts due to related parties			2,813	3,180
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder			230,087
Accrued expenses and other current liabilities			93,967	68,768
Warrant liabilities			202,272
Total current liabilities			776,731	359,567
Non-current liabilities:
Non-current warrant liabilities			19,470	19,631
Long-term borrowings				96,190
Total non-current liabilities			19,470	115,821
Total liabilities			796,201	475,388
Mezzanine equity:
Mezzanine equity			4,875,825	1,444,141
Shareholders' deficit:
Subscription receivables				(23,220)
Accumulated other comprehensive income (loss)			208,672	(72,549)
Accumulated deficit			(4,914,644)	(1,140,573)
Total shareholders' (Deficit attributable to Cloopen Group Holding Limited"			(4,705,910)	(1,236,285)
Non-controlling interests			2,345	(15,814)
Total shareholders' equity (deficit)			(4,703,565)	(1,252,099)
Total liabilities, mezzanine equity and shareholders'Deficit			968,461	667,430
As Previously Reported | Series A Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			648,328	183,371
As Previously Reported | Series B Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			686,082	212,123
As Previously Reported | Series C Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			1,579,397	613,767
As Previously Reported | Series D Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			444,789	205,776
As Previously Reported | Series E Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			720,044	229,104
As Previously Reported | Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Mezzanine equity			1,133,364
As Previously Reported | Series C and Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Subscription receivables			(336,179)
As Previously Reported | Class A Ordinary Shares
Shareholders' deficit:
Ordinary Shares			29	24
As Previously Reported | Class B Ordinary Shares
Shareholders' deficit:
Ordinary Shares			33	33
Restatement Adjustments
Current assets:
Cash			2,544	1,390
Restricted cash				698
Accounts receivable - third parties, net			(26,721)	(29,397)
Accounts receivable - related parties, net			(2,995)	2,294
Contract assets			(17,965)	(9,668)
Amounts due from related parties			(33)	6
Prepayments and other current assets			(42,805)	(46,014)
Total current assets			(81,985)	(85,279)
Non-current assets:
Long-Term Investments			(18,862)	(4,849)
Property and equipment, net			(8,696)	(8,812)
Intangible assets, net			7,983	8,072
Deferred income tax assets			(1,049)	(180)
Other non current assets			970	(942)
Total non-current assets			(19,654)	(6,711)
Total assets			(101,639)	(91,990)
Current liabilities:
Accounts payable			(16,050)	(28,531)
Contract liabilities			81,383	9,795
Amounts due to related parties			1,453	564
Accrued expenses and other current liabilities			(8,238)	(4,160)
Warrant liabilities			(164,369)
Total current liabilities			(105,821)	(22,332)
Non-current liabilities:
Non-current warrant liabilities			(9,820)	(14,922)
Long-term borrowings				8,008
Deferred income tax liabilities			185	259
Total non-current liabilities			(9,635)	(6,655)
Total liabilities			(115,456)	(28,987)
Mezzanine equity:
Mezzanine equity			(2,086,424)	(20,012)
Shareholders' deficit:
Accumulated other comprehensive income (loss)			(132,939)	(4,945)
Accumulated deficit			2,233,012	(27,583)
Total shareholders' (Deficit attributable to Cloopen Group Holding Limited"			2,100,073	(32,528)
Non-controlling interests			168	(10,463)
Total shareholders' equity (deficit)			2,100,241	(42,991)
Total liabilities, mezzanine equity and shareholders'Deficit			(101,639)	(91,990)
Restatement Adjustments | Series A Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			(267,664)	(8,843)
Restatement Adjustments | Series B Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			(281,688)	(9,169)
Restatement Adjustments | Series C Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			(636,169)	(5,920)
Restatement Adjustments | Series D Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			(176,216)	3,050
Restatement Adjustments | Series E Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			(282,795)	¥ 870
Restatement Adjustments | Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Mezzanine equity			¥ (441,892)